SEQUOIA FUND INC (Prospectus Summary) | SEQUOIA FUND INC

SEQUOIA FUND, INC.

Investment Objective

The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) The Fund does not impose any sales charges, exchange fees or redemption fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SEQUOIA FUND INC
Management Fees	1.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses	1.03%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
SEQUOIA FUND INC	105	328	569	1,259

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Fund’s investment objective is long-term growth of capital. In pursuing this objective the Fund focuses principally on common stocks that it believes are undervalued at the time of purchase and have the potential for growth. A guiding principle is the consideration of common stocks as units of ownership of a business and the purchase of them when the price appears low in relation to the value of the total enterprise. No weight is given to technical stock market studies. The balance sheet and earnings history and prospects of each investment are extensively studied to appraise fundamental value. While the Fund normally invests in U.S. companies, it also may invest in foreign securities. The Fund may invest in securities of issuers with any market capitalization. The Fund typically sells the stock of a company when the company shows deteriorating fundamentals, its earnings progress falls short of the investment adviser’s expectations or its valuation appears excessive relative to its expected future earnings.

Ordinarily, the Fund’s portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains a portion of its total assets in cash and securities generally considered to be cash equivalents, including, but not limited to, short-term U.S. Government securities. Depending upon market conditions, cash reserves may be a significant percentage of the Fund’s net assets. The Fund usually invests its cash reserves principally in U.S. Government securities.

Principal Risks

•	Market Risk. This is the risk that the value of the Fund’s investments will fluctuate as the stock markets fluctuate and that prices overall will decline, perhaps severely, over short-term or long-term periods. You may lose money by investing in the Fund.
•	Value Investing Risk. Investing in undervalued securities involves the risk that such securities may never reach their expected market value, either because the market fails to recognize a security’s intrinsic worth or the expected value was misgauged. Such securities may decline in value even though they are already undervalued.
•	Non-Diversification Risk. The Fund is “non-diversified,” meaning that it invests its assets in a smaller number of companies than many other funds. As a result, your investment in the Fund has the risk that changes in the value of a single security may have a significant effect, either negative or positive, on the Fund’s net asset value (“NAV”).
•	Foreign (Non-U.S.) Risk. This is the risk that the value of the Fund’s investments in securities of foreign issuers will be affected adversely by foreign economic, social and political conditions and developments or by the application of foreign legal, regulatory, accounting and auditing standards or foreign taxation policies or by currency fluctuations and controls. The risks to the Fund and, therefore, to your investment in the Fund of investing in foreign securities include expropriation, settlement difficulties, market illiquidity and higher transaction costs. The prices of foreign securities may move in a different direction than the prices of U.S. securities. In addition, the prices of foreign securities may be more volatile than the prices of U.S. securities.
•	Currency Risk. This refers to the risk that securities which trade or are denominated in currencies other than the U.S. Dollar may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. Dollar relative to a foreign currency will generally cause the U.S. Dollar value of an investment denominated in that currency to decline. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. Dollar and the respective foreign currency.
•	Smaller Capitalization Risk. Smaller capitalization companies may be engaged in business within a narrow geographic region, be less well known to the investment community and have more volatile share prices. These companies often lack management depth and have narrower market penetrations, less diverse product lines and fewer resources than larger companies. Moreover, the securities of such companies often have less market liquidity and, as a result, their stock prices often react more strongly to changes in the marketplace.
•	Risks of Investing in a Managed Fund. Performance of individual securities can vary widely. The investment decisions of the Fund’s investment adviser may cause the Fund to underperform other investments or benchmark indices. The Fund may also underperform other mutual funds with similar investment strategies. The Fund’s investment adviser may be incorrect in assessing a particular industry or company, including the anticipated earnings growth of the company. The investment adviser may not buy chosen securities at the lowest possible prices or sell securities at the highest possible prices. As with any mutual fund investment, there can be no guarantee that the Fund will achieve its investment goals.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Information

The bar chart and the table shown below provide an indication of the historical risk of an investment in the Fund by showing changes in the Fund’s performance from year to year over a 10-year period and by showing how the Fund’s average annual returns for one, five, and ten years compare to the Standard & Poor’s 500 Index (“S&P 500 Index”), a broad-based securities market index. The Fund’s past performance, of course, does not necessarily indicate how it will perform in the future.

During the period shown in the bar chart, the highest return for a quarter was 12.58% (quarter ending 12/2011) and the lowest return for a quarter was -19.96% (quarter ending 12/2008).
Performance Table
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SEQUOIA FUND INC	Return Before Taxes	15.68%	5.67%	7.41%
SEQUOIA FUND INC After Taxes on Distributions	Return After Taxes on Distributions	15.68%	5.41%	6.74%
SEQUOIA FUND INC After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	10.19%	4.82%	6.39%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%

After-tax returns are estimates, which are calculated using the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.